Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2020	39,141,913
Balance at Dec. 31, 2020	$ 4	$ 366,451	$ (277,818)	$ (297)	$ 88,340	$ (1,715)	$ 86,625
Share-based compensation (Note 9) (in shares)	19,287
Share-based compensation (Note 9)	$ 0	3,234	0	0	3,234	48	3,282
Forfeited restricted shares (in shares)	(262,408)
Forfeited restricted shares	$ 0	(310)	0	0	(310)	0	(310)
Exercise of share options (in shares)	28,771
Exercise of share options	$ 0	83	0	0	83	0	83
Accretion of contingently redeemable noncontrolling interest	0	(258)	0	0	(258)	0	(258)
Other comprehensive income (loss)	0	0	0	(226)	(226)	(65)	(291)
Net loss	$ 0	0	(64,179)	0	(64,179)	(4,029)	(68,208)
Balance (in shares) at Dec. 31, 2021	38,927,563
Balance at Dec. 31, 2021	$ 4	369,200	(341,997)	(523)	26,684	(5,761)	20,923
Share-based compensation (Note 9) (in shares)	72,941
Share-based compensation (Note 9)	$ 0	1,521	0	0	1,521	141	1,662
Forfeited restricted shares (in shares)	(907)
Forfeited restricted shares	$ 0	(7)	0	0	(7)	0	(7)
Accretion of contingently redeemable noncontrolling interest	0	(1,857)	0	0	(1,857)	0	(1,857)
Other comprehensive income (loss)	0	0	0	959	959	519	1,478
Net loss	$ 0	0	(33,279)	0	(33,279)	(3,001)	(36,280)
Balance (in shares) at Dec. 31, 2022	38,999,597
Balance at Dec. 31, 2022	$ 4	368,857	(375,276)	436	(5,979)	(8,102)	(14,081)
Share-based compensation (Note 9) (in shares)	105,530
Share-based compensation (Note 9)	$ 0	547	0	0	547	227	774
Forfeited restricted shares (in shares)	(75,964)
Forfeited restricted shares	$ 0	(9)	0	0	(9)	0	(9)
Exercise of share options	0	4	0	0	4	0	4
Accretion of contingently redeemable noncontrolling interest	0	(800)	0	0	(800)	0	(800)
Other comprehensive income (loss)	0	0	0	458	458	267	725
Net loss	$ 0	0	(21,026)	0	(21,026)	(922)	(21,948)
Balance (in shares) at Dec. 31, 2023	39,029,163
Balance at Dec. 31, 2023	$ 4	$ 368,599	$ (396,302)	$ 894	$ (26,805)	$ (8,530)	$ (35,335)